CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue from collaborative arrangements	$ 2,575,000	$ 3,337,000
Revenue from related party transactions	2,970,000	3,253,000
Revenues	37,343,000	25,461,000
Cost and operating expenses:
Research and development expense	(53,191,000)	(44,229,000)
Depreciation expense	(4,660,000)	(3,806,000)
Selling, general and administrative expense	(26,804,000)	(13,216,000)
Total cost and operating expenses	(112,942,000)	(76,480,000)
Loss from operations	(75,599,000)	(51,019,000)
Other (expense) income:
Interest income (expense), net	8,000	(7,000)
Gain on extinguishment of debt	0	3,065,000
Other (expense) income, net	(2,757,000)	(673,000)
Total other (expense) income, net	(2,749,000)	2,385,000
Loss before income taxes	(78,348,000)	(48,634,000)
Income tax expense	0	0
Gain from equity method investees, net	1,992,000	1,945,000
Net income (loss)	(76,356,000)	(46,689,000)
Unpaid cumulative dividends on preferred stock	(38,672,000)	(36,758,000)
Net loss allocated to common shareholders	(115,028,000)	(83,447,000)
Other comprehensive loss:
Foreign currency translation adjustments	(1,449,000)	95,000
Comprehensive loss	$ (77,805,000)	$ (46,594,000)
Basic and diluted net income (loss) per share - basic (in dollars per share)	$ (54.10)	$ (42.59)
Basic and diluted net income (loss) per share - diluted (in dollars per share)	$ (54.10)	$ (42.59)
Weighted average shares outstanding of common stock - basic (in shares)	2,126,346,000	1,959,165,000
Weighted-average number of common shares outstanding - diluted (in shares)	2,126,346,000	1,959,165,000
Related Party
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	$ (477,000)	$ (808,000)
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	(1,250,000)	(1,254,000)
Service
Revenue:
Revenue from contracts with customers	27,798,000	18,871,000
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	(22,912,000)	(13,167,000)
Tangible Products
Revenue:
Revenue from contracts with customers	4,000,000	0
Cost and operating expenses:
Cost of revenues from contracts with customers (exclusive of depreciation shown below)	$ (3,648,000)	$ 0